Segment Information	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Segment Reporting [Abstract]
Segment Information

Note 3 — Segment Information

The Company has four reportable segments: sales of dietary supplements (referred to as new food raw material products in China), research and development services, royalties and event organization for the year ended March 31, 2024. The Company discontinued the operation of Acer truncatum seedlings during the year ended March 31,2023. Segments were identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the businesses.

Key financial performance measures of the segments for continuing operations are as follows:

For the year ended March 31, 2024

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of dietary supplements (referred to as new food raw material products in China)	$1,256,169	222,791	$1,033,378
Research and development services	564,870	—	564,870
Royalties	193,434	—	193,434
Event organization	263,773	—	263,773
Total	$2,278,246	$222,791	$2,055,455

For the year ended March 31, 2023

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of dietary supplements (referred to as new food raw material products in China)	$1,489,053	$144,683	$1,344,370
Research and development services	173,547	—	173,547
Total	$1,662,600	$144,683	$1,517,917

Note 3 — Segment Information

The Company has three reportable segments: sales of health care supplements; technical supporting services; and sales of Acer truncatum seedlings. Segments were identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the businesses.

Key financial performance measures of the segments are as follows:

For the year ended March 31, 2022

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,799,074	$158,563	$1,640,511
Technical supporting services	529,452	261,710	267,742
Sales of Acer truncatum seedlings	—	426,695	(426,695)
Total	$2,328,526	$846,968	$1,481,558

For the year ended March 31, 2021

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,373,412	$163,962	$1,209,450
Technical supporting services	56,356	—	56,356
Sales of Acer truncatum seedlings	205,652	118,000	87,652
Total	$1,635,420	$281,962	$1,353,458